Income Tax (Details) - Schedule of (loss)/income before income taxes and the provision for PRC income taxes - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Loss Income Before Income Taxes And The Provision For Prc Income Taxes [Abstract]
Income before income taxes	¥ 66,114	¥ 72,823	¥ 92,934
Current income tax expense	24,424	27,261	19,366
Deferred tax benefits	(4,407)	(12,219)	(5,332)
Total income taxes expenses	¥ 20,017	¥ 15,042	¥ 14,034